CIT Equipment Collateral 2006-VT1 Monthly Servicing Report	Exhibit 99.1

Determination Date:		10/18/06
Collection Period:	09/01/06	09/30/06
Record Date:		10/19/06
Payment Date:		10/20/06

I.	AVAILABLE FUNDS

	A.	Collections

		a.	Scheduled Payments Received		$30,070,747.82
		b.	Liquidation Proceeds Allocated to Owner Trust		945,685.31
		c.	Prepayments on Contracts		1,199,034.63
		d.	Payments on Purchased Contracts		0.00
		e.	Proceeds of Clean-up Call		0.00
		f.	Investment Earnings on Collection Account		0.00

				Total Collections	$32,215,467.76

	B.	Determination of Available Funds

		a.	Total Collections		$32,215,467.76
		b.	Servicer Advances		3,401,259.42
		c.	Recoveries of prior Servicer Advances		(2,840,250.78)
		d.	Withdrawal from Reserve Account		117,627.28

				Total Available Funds =	$32,894,103.68

II.	DISTRIBUTION AMOUNTS

	A.	COLLECTION ACCOUNT DISTRIBUTION

		1.	Servicing Fee		490,296.60

		2.	Class A-1 Note Interest Distribution	510,798.82
			Class A-1 Note Principal Distribution	26,872,797.29
			Aggregate Class A-1 distribution		27,383,596.11

		3.	Class A-2 Note Interest Distribution	765,225.00
			Class A-2 Note Principal Distribution	0.00
			Aggregate Class A-2 distribution		765,225.00

		4.	Class A-3 Note Interest Distribution	1,410,750.00
			Class A-3 Note Principal Distribution	0.00
			Aggregate Class A-3 distribution		1,410,750.00

		5.	Class A-4 Note Interest Distribution	403,297.00
			Class A-4 Note Principal Distribution	0.00
			Aggregate Class A-4 distribution		403,297.00

		6.	Class B Note Interest Distribution	76,927.54
			Class B Note Principal Distribution	653,662.63
			Aggregate Class B distribution		730,590.17

		7.	Class C Note Interest Distribution	77,662.98
			Class C Note Principal Distribution	653,662.63
			Aggregate Class C distribution		731,325.61

		8.	Class D Note Interest Distribution	107,473.01
			Class D Note Principal Distribution	871,550.18
			Aggregate Class D distribution		979,023.19

		9.	Deposit to the Reserve Account		0.00

		10.	Trustee Expenses		0.00

		11.	Remainder to the holder of the equity certificate		0.00

				Collection Account Distributions =	32,894,103.68

	B.	INCORRECT DEPOSITS TO BE RETURNED TO CIT		Collection Account Distributions =	0.00

III.	INFORMATION REGARDING DISTRIBUTIONS ON THE SECURITIES

	Distribution Amounts	Class A-1 Notes	Class A-2 Notes	Class A-3 Notes	Class A-4 Notes

1.	Interest Due	510,798.82	765,225.00	1,410,750.00	403,297.00
2.	Interest Paid	510,798.82	765,225.00	1,410,750.00	403,297.00
3.	Interest Shortfall ((1) minus (2))	0.00	0.00	0.00	0.00
4.	Principal Paid	26,872,797.29	0.00	0.00	0.00

5.	Total Distribution Amount ((2) plus (4))	27,383,596.11	765,225.00	1,410,750.00	403,297.00

	Distribution Amounts	Class B Notes	Class C Notes	Class D Notes	Total Offered Notes

1.	Interest Due	76,927.54	77,662.98	107,473.01	3,352,134.35
2.	Interest Paid	76,927.54	77,662.98	107,473.01	3,352,134.35
3.	Interest Shortfall ((1) minus (2))	0.00	0.00	0.00	0.00
4.	Principal Paid	653,662.63	653,662.63	871,550.18	29,051,672.73

5.	Total Distribution Amount ((2) plus (4))	730,590.17	731,325.61	979,023.19	32,403,807.08

IV.	Information Regarding the Securities

	A	Summary of Balance Information

		Applicable	Principal Balance	Class Factor	Principal Balance	Class Factor
		Coupon	Oct-06	Oct-06	Sep-06	Sep-06
	Class	Rate	Payment Date	Payment Date	Payment Date	Payment Date

a.	Class A-1 Notes	4.98953%	95,976,164.63	0.29084	122,848,961.92	0.37227
b.	Class A-2 Notes	5.1300%	179,000,000.00	1.00000	179,000,000.00	1.00000
c.	Class A-3 Notes	5.1300%	330,000,000.00	1.00000	330,000,000.00	1.00000
d.	Class A-4 Notes	5.1600%	93,790,000.00	1.00000	93,790,000.00	1.00000
e.	Class B Notes	5.2300%	16,997,014.82	0.74910	17,650,677.45	0.77791
f.	Class C Notes	5.2800%	16,997,014.82	0.74910	17,650,677.45	0.77791
g.	Class D Notes	5.4800%	22,662,686.43	0.74911	23,534,236.61	0.77791

h.	Total Offered Notes		755,422,880.70		784,474,553.43

B	Other Information

	Scheduled	Scheduled
	Principal Balance	Principal Balance
	Oct-06	Sep-06
Class	Payment Date	Payment Date

Class A-1 Notes	98,662,764.60	126,561,598.60

		Target	Class	Target	Class
		Principal Balance	Floor	Principal Amount	Floor
	Class	Oct-06	Oct-06	Sep-06	Sep-06
Class	Percentage	Payment Date	Payment Date	Payment Date	Payment Date

Class A	92.50%	698,766,164.63		725,638,961.92
Class B	2.25%	16,997,014.82	0.00	17,650,677.45	0.00
Class C	2.25%	16,997,014.82	0.00	17,650,677.45	0.00
Class D	3.00%	22,662,686.43	0.00	23,534,236.60	0.00

V.	PRINCIPAL

	A.	MONTHLY PRINCIPAL AMOUNT

		1.	Principal Balance of Notes and Equity Certificates (End of Prior Collection Period)		784,474,553.43
		2.	Contract Pool Principal Balance (End of Collection Period)		755,422,880.70

			Total monthly principal amount		29,051,672.73

	B.	PRINCIPAL BREAKDOWN		No. of Accounts

		1.	Scheduled Principal	71,687	26,658,788.07
		2.	Prepaid Contracts	170	1,193,460.80
		3.	Defaulted Contracts	275	1,199,423.86
		4.	Contracts purchased by CIT Financial USA, Inc.	0	0.00

			Total Principal Breakdown	72,132	29,051,672.73

VI.	CONTRACT POOL DATA

	A.	CONTRACT POOL CHARACTERISTICS
					Original	Oct-06	Sep-06
					Pool	Payment Date	Payment Date

		1.	a. Contract Pool Balance		1,008,422,983.17	755,422,880.70	784,474,553.43
			b. No of Contracts		74,262	71,687	72,132
			c. Pool Factor		1.0000	0.7491	0.7779

		2.	Weighted Average Remaining Term		37.10	30.68	31.47

		3.	Weighted Average Original Term		43.20

	B.	DELINQUENCY INFORMATION

					% of Aggregate
				% of	Required Payoff	No. Of	Aggregate Required
				Contracts	Amount	Accounts	Payoff Amounts

		1.	Current	95.83%	96.57%	68,700	736,650,440.04
			31-60 days	2.03%	2.01%	1,454	15,306,359.19
			61-90 days	0.99%	0.86%	711	6,552,772.02
			91-120 days	0.53%	0.27%	379	2,072,430.81
			121-150 days	0.33%	0.17%	237	1,301,183.63
			151-180 days	0.29%	0.12%	206	892,822.24
			180+days (1)	0.00%	0.00%	0	0.00

			Total Delinquency	100.00%	100.00%	71,687	762,776,007.93

		2.	Delinquent Scheduled Payments:

			Beginning of Collection Period			6,792,118.59
			End of Collection Period			7,353,127.23

			Change in Delinquent Scheduled Payments			561,008.64

		(1) Accounts that are more than 180 days past due constitute defaulted contracts and are included under “Defaulted Contract Information” in Section VI C below

	C.	DEFAULTED CONTRACT INFORMATION

		1.	Aggregate Contract Balance on Defaulted Contracts			1,199,423.86
		2.	Liquidation Proceeds (or other cash collections on Defaulted contracts) received			945,685.31

			Current period reported net losses			253,738.55

		3.	Cumulative Reported Net Losses			1,190,715.61

		4.	Cumulative Net Loss Ratio			0.1181%

		5.	Cummlative Net Loss Trigger			1.0000%

VII.	MISCELLANEOUS INFORMATION

	A.	SERVICER ADVANCE BALANCE

		1.	Opening Servicer Advance Balance	6,792,118.59
		2.	Current Period Servicer Advance	3,401,259.42
		3.	Recoveries of prior Servicer Advances	(2,840,250.78)

		4.	Ending Servicer Advance Balance	7,353,127.23

		5	Unreimbursed Servicer Advances	0.00

	B.	RESERVE ACCOUNT

		1.	Opening Reserve Account		60,796,777.89

		2.	Deposit from the Collection Account		0.00

		3.	Withdrawals from the Reserve Account		(117,627.28)

		4.	Investment Earnings.		265,444.18

		5.	Investment Earnings Distributions to the Depositor		(265,444.18)

		6.	Remaining available amount		60,679,150.61

		7.	Specified Reserve Account Balance		58,545,273.25

		8.	Reserve Account Surplus/(Shortfall)		2,133,877.36

		9.	Distribution of Reserve Account Surplus to the Depositor		(2,133,877.36)

		10.	Ending Reserve Account Balance		58,545,273.25

		11.	Reserve Account deficiency		0.00

		12.	Reserve Account Floor		30,252,689.50

C.	OTHER RELATED INFORMATION

1.	Discount Rate		5.8890%

2.	Life to Date Prepayment (CPR)		4.13%

3.	Life to Date Substitutions:

	a. Prepayments	0.00

	b. Defaults	0.00

4.	If applicable, Material Changes in how delinquency, charge-offs and uncollectibles are determined:			0

5.	Any material modification, extensions or waivers to pool asset terms, fees, penalties or payments:			0

6.	Any material breaches of pool assets representations or warranties or transaction covenants:			0

7.	Information regarding pool asset substitutions and repurchase:			0.00

8.	Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures used to originate, acquire, or select new pool assets:			0

D1.	Statement of Priority of Distributions Prior to an Event of Default or the Cumulative Net Loss Trigger is Exceeded

1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a. Class A-1 Note Interest Distribution
b. Class A-2 Note Interest Distribution
c. Class A-3 Note Interest Distribution
d. Class A-4 Note Interest Distribution;
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2 Note Principal Distribution;
9	Class A-3 Note Principal Distribution;
10	Class A-4 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Class A-1 Note Reallocated Principal Distribution
15	Class A-2 Note Reallocated Principal Distribution;
16	Class A-3 Note Reallocated Principal Distribution;
17	Class A-4 Note Reallocated Principal Distribution;
18.	Class B Note Reallocated Principal Distribution;
19	Class C Note Reallocated Principal Distribution;
20	Class D Note Reallocated Principal Distribution;
21	Deposit to the Reserve Account;
22	Any amounts owing to the Trustees; and
23	Remainder to the holder of the equity certificate.

D2.	Statement of Priority of Distributions After an Event of Default or the Cumulative Net Loss Trigger is Exceeded

1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a. Class A-1 Note Interest Distribution
b. Class A-2 Note Interest Distribution
c. Class A-3 Note Interest Distribution
d. Class A-4 Note Interest Distribution;
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2 Note Principal Distribution;
9	Class A-3 Note Principal Distribution;
10	Class A-4 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Deposit to the Reserve Account;
15	Any amounts owing to the Trustees; and
16	Remainder to the holder of the equity certificate.

E.	DELINQUENCY, NET LOSSES AND CPR HISTORY

	% of Aggregate Required Payoff Amounts	% of Aggregate Required Payoff Amounts	% of Aggregate Required Payoff Amounts	% of Aggregate Required Payoff Amounts	% of Aggregate(2) Required Payoff Amounts

Collection Periods	31-60 Days Past Due	61-90 Days Past Due	91-120 Days Past Due	121-150 Days Past Due	151-180 Days Past Due

09/30/06	2.01%	0.86%	0.27%	0.17%	0.12%
08/31/06	2.89%	0.48%	0.20%	0.19%	0.14%
07/31/06	2.48%	0.51%	0.25%	0.18%	0.16%
06/30/06	1.75%	0.47%	0.21%	0.18%	0.01%
05/31/06	2.03%	0.41%	0.21%	0.00%	0.00%
04/30/06	1.48%	0.60%	0.00%	0.00%	0.00%
03/31/06	2.15%	0.00%	0.00%	0.00%	0.00%
02/28/06	0.00%	0.00%	0.00%	0.00%	0.00%

Collection Month	Monthly Net Loss Percentage	Monthly Net Losses	LTD CPR

September-06	0.025%	253,738.55	4.13%
August-06	0.039%	394,199.13	4.31%
July-06	-0.006%	(60,062.47)	4.23%
June-06	0.027%	269,466.93	5.04%
May-06	0.025%	256,687.85	5.80%
April-06	0.008%	76,685.62	6.47%
March-06	0.000%	0.00	9.70%
February-06	0.000%	0.00	10.75%

(2)	Accounts that are more than 180 days past due constitute defaulted contracts and are included under “Defaulted Contract Information” in Section VI C above

CIT Equipment Collateral 2006-VT1 Statistical Information by Business Units

Coll. Period	Portfolio Name	CPB ($)	RPA ($)	Cumulative Gross Losses ($)	Cumulative Net Losses ($)	Cum. Gross Losses %	Cum. Net Losses %	LTD CPR

09/30/06	Avaya Portfolio	$155,674,978.83	$156,330,102.54	$951,552.15	$815,258.15	0.50%	0.43%	4.09%
09/30/06	DFS Portfolio	404,894,596.36	410,063,473.13	2,063,472.83	0.00	0.36%	0.00%	4.47%
09/30/06	Other	194,853,305.51	196,382,432.26	476,630.85	375,457.46	0.20%	0.16%	3.46%

	Totals	755,422,880.70	762,776,007.93	3,491,655.83	1,190,715.61	0.346%	0.1181%	4.13%

Coll. Period	Portfolio Name	Delq. Current %	Delq 31-60%	Delq 61-90%	Delq 91-120%	Delq 121-150%	Delq 151-180%	Delq 180+ %

09/30/06	Avaya Portfolio.	97.62%	1.59%	0.51%	0.13%	0.08%	0.06%	0.00%
09/30/06	DFS Portfolio	96.30%	2.02%	1.05%	0.34%	0.15%	0.15%	0.00%
09/30/06	Other	96.33%	2.32%	0.73%	0.25%	0.28%	0.09%	0.00%

	Totals	96.57%	2.01%	0.86%	0.27%	0.17%	0.12%	0.00%

Coll. Period	Portfolio Name	Delq. Current	No. of Delq Current	Delq 31-60	No. of Delq 31-60	Delq 61-90	No. of Delq 61-90	Delq 91-120

09/30/06	Avaya Portfolio.	$152,607,763.70	6,543	$2,490,943.07	136	$796,430.32	60	$208,510.76
09/30/06	DFS Portfolio	394,872,239.55	47,075	8,265,947.83	976	4,318,166.37	535	1,375,024.51
09/30/06	Other	189,170,436.79	15,082	4,549,468.29	342	1,438,175.33	116	488,895.54

	Totals	736,650,440.04	68,700	15,306,359.19	1,454	6,552,772.02	711	2,072,430.81

Coll. Period	Portfolio Name	No. of Delq 91-120	Delq 121-150	No. of Delq 121-150	Delq 151-180	No. of Delq 151-180	Delq 180+	No. of Delq 180+

09/30/06	Avaya Portfolio.	25	$127,331.37	14	$99,123.32	13	$0.00	0
09/30/06	DFS Portfolio	315	623,656.67	189	608,438.20	179	0.00	0
09/30/06	Other	39	550,195.59	34	185,260.72	14	0.00	0

	Totals	379	1,301,183.63	237	892,822.24	206	0.00	0